Investment property (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [Abstract]
Reconciliation of Carrying Amount
Reconciliation of carrying amount

	As of December 31,
	2024	2023

Balances as of January 1,	$1,100,491,490	$1,187,089,926
Changes in fair value	239,508,510	(86,598,436)
Balances as of December 31,	$1,340,000,000	$1,100,491,490